Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Issued and Outstanding Shares USD ($) shares	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit USD ($)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2020 | shares		92,206,817
Equity at beginning of period at Mar. 31, 2020	$ 344,138	$ 852,115	$ 11,773	$ (6,271)	$ (513,479)
Net loss	(124,278)				(124,278)
Issuance of shares upon public offerings (in shares) | shares		19,756,196
Issuance of shares upon public offerings	952,534	$ 952,534
Share issuance costs	$ (44,702)	$ (44,702)
Exercise of stock options and settlement of share awards (in shares) | shares	2,951,034	3,038,643
Exercise of stock options and settlement of share awards	$ 21,008	$ 29,643	(8,635)
Share-based compensation	32,739		32,739
Share-based acquisition-related compensation (in shares) | shares		194,042
Share-based acquisition-related compensation	4,518	$ 4,518
Shares issued in connection with business combination (in shares) | shares		13,332,817
Shares issued in connection with business combination	690,788	$ 690,788
Replacement awards issued in connection with business combination	40,432	40,432
Share-based compensation impact from replacement awards issued in connection with business combination	1,120	$ 1,120
Other comprehensive loss	15,986			15,986
Number of shares outstanding at end of period (in shares) at Mar. 31, 2021 | shares		128,528,515
Equity at end of the period at Mar. 31, 2021	1,934,283	$ 2,526,448	35,877	9,715	(637,757)
Net loss	(288,433)				(288,433)
Issuance of shares upon public offerings (in shares) | shares		8,855,000
Issuance of shares upon public offerings	823,515	$ 823,515
Share issuance costs	$ (33,984)	$ (33,984)
Exercise of stock options and settlement of share awards (in shares) | shares	1,061,359	1,332,218
Exercise of stock options and settlement of share awards	$ 17,494	$ 38,510	(21,016)
Share-based compensation	108,916		108,916
Share-based acquisition-related compensation (in shares) | shares		638,323
Share-based acquisition-related compensation	45,042	$ 45,042
Shares issued in connection with business combination (in shares) | shares		9,307,256
Shares issued in connection with business combination	799,494	$ 799,494
Other comprehensive loss	(7,038)			(7,038)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2022 | shares		148,661,312
Equity at end of the period at Mar. 31, 2022	$ 3,399,289	$ 4,199,025	$ 123,777	$ 2,677	$ (926,190)